Credit Facility (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Line of Credit Facility, Interest Rate During Period	0.30%	0.30%
Line of Credit Facility, Amount Outstanding			$ 400
Line Of Credit Facility, Interest Rate During Period	0.30%	0.30%
Credit Facility 2012 [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		1,500
Line Of Credit Maximum Borrowing Capacity Percentage		80.00%
Credit Facility 2013 [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Interest Rate Description		The unpaid principal amount borrowed under the Credit Facility accrues interest at a floating rate per annum equal to (a) 1.0% above the prime rate published from time to time in the money rates section of the Wall Street Journal (the Prime Rate) when the liquidity ratio is greater than or equal to 2.0 to 1.0 and (b) 2.25% above the Prime Rate when the liquidity ratio is less than 2.0 to 1.0. The interest rate floor is set at 4.0% per annum.
A&R Loan Agreement [Member]
Short-term Debt [Line Items]
Minimum Net Worth Required Description	consolidated minimum tangible net worth of at least $1,500, increasing as of the last day of each of our fiscal quarters by an amount equal to 25% of the sum of (i) net income for such quarter	consolidated minimum tangible net worth of at least $1,500, increasing as of the last day of each of our fiscal quarters by an amount equal to 25% of the sum of (i) net income for such quarter
Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,500
Line Of Credit Maximum Borrowing Capacity Percentage		80.00%
Line of Credit Facility, Expiration Date		Mar. 28, 2015
Line of Credit Facility, Interest Rate Description		The unpaid principal amount borrowed under the Credit Facility accrues interest at a floating rate per annum equal to (a) 1.0% above the prime rate published from time to time in the money rates section of the Wall Street Journal (the Prime Rate) when the liquidity ratio is greater than or equal to 2.0 to 1.0 and (b) 2.25% above the Prime Rate when the liquidity ratio is less than 2.0 to 1.0. The interest rate floor is set at 4.0% per annum